Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	228 Months Ended
		Sep. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Developed Ex US Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Developed Ex US Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			34.94%	9.68%	9.18%	5.40%
Logan Capital International ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			31.36%	11.79%	8.10%	4.66%
Performance Inception Date		Jan. 01, 2007
Logan Capital International ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions(1)
Logan Capital International ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Shares(1)

[1]	Prior to September 25, 2026, the Fund was a separately managed account that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to September 25, 2026.